STOCK OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
SCHEDULE OF STOCK OPTIONS PLAN
	Outstanding Options Common
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – January 14, 2008 (date of inception)	—	—	—	—
Shares added to plan	6,085,136	—	—	—
Balance – December 31, 2008	6,085,136	—	—	—
Balance – December 31, 2009	6,085,136	—	—	—
Shares added to plan	4,656,991	—	—	—
Options granted	(3,206,494)	3,206,494	0.01	—
Balance – December 31, 2010	7,535,633	3,206,494	0.01	9.2
Options granted (weighted-average fair value of $0.0237)
Employee	(4,610,442)	4,610,442	0.01	—
Non-Employee	(3,601,407)	3,601,407	0.01	—
Cancelled shares	2,212,092	(2,202,171)	—	—
Options Exercised	—	(7,532,454)	0.01	—
Balance – December 31, 2011	1,535,876	1,683,718	0.01	8.0
Options granted (weighted-average fair value of $0.xxx
Employee	—	—	—	—
Non-Employee	—	—	—	—
Cancelled shares	—	—	—	—
Options Exercised	—	—	—	—
Balance – December 31, 2011	1,535,876	1,683,718	0.01	7.0
Common shares equivalents	—	—	—	—

Options vested December 31, 2012	7,311,996
Options vested and expected to vest December 31, 2012	7,951,362

SCHEDULE OF STOCK OPTIONS PLAN (Preferred Stock)
	Outstanding Options Preferred
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – December 31, 2012	—	—	—	—
Shares added to the plan	2,500,000
Options granted (weighted-average fair value of $0.0237)
Employee	(2,287,500)	2,287,500	0.4742	9.5
Non-Employee	(160,500)	160,500	0.225	9.8
Balance – December 31, 2012	52,000	2,448,000	0.4578	9.6

Options vested December 31, 2012	805,000
Options vested and expected to vest December 31, 2012	2,448,000

SCHEDULE OF SHARE BASED COMPENSATION EXPENSES
Stock-based compensation expense for all plans for the years ended December 31, 2012 and 2011, and the period from January 14, 2008 (date of inception) to December 31, 2012, is classified in the statements of operations as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	From January 14, 2008 (Inception) to December 31, 2012
Research and development	$101,566	$535,931	$642,043
General and administrative	282,038	120,321	423.018
Total	$383,604	$656,252	$1,065,061

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR FAIR VALUES OF STOCK OPTIONS
The fair value of the Company’s stock-based awards during the year ended December 31, 2012, and the period from January 14, 2008 (date of inception) to December 31, 2012, was estimated using the following weighted-average assumptions:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Weighted-average volatility	108.0%	71.0%
Weighted-average expected term	5	5
Expected dividends	None	None
Risk-free investment rate	0.5%	2.3%